Redeemable Convertible Preferred Stock - Series A & B Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2018	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Debt to shares conversion rate (%) on original issue price	80.00%
Series A Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.001	0.001	0.001	0.001
Price per share (in dollars per share)		$ 1
Net proceeds from issuance of shares under agreements		$ 8.4
Outstanding amount of convertible promissory notes		$ 0.4
Number of preferred stock converted from convertible promissory notes ( in shares)		449,659
Preferred stock conversion price ( in dollar per share)			1	1
Series A Preferred Stock | Series A Preferred Stock Purchase Agreement
Redeemable Convertible Preferred Stock
Number of shares issued in agreements (in shares)		8,550,340
Series B Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001		0.001	0.001	$ 0.001
Price per share (in dollars per share)	$ 3.8095
Net proceeds from issuance of shares under agreements	$ 66.3
Outstanding amount of convertible promissory notes	$ 7.9
Number of preferred stock converted from convertible promissory notes ( in shares)	2,603,128
Debt to shares conversion rate (%) on original issue price	80.00%
Number of preferred stock converted from outstanding translational research grant	$ 0.5
Number of preferred stock converted from outstanding translational research grant ( in shares)	500,000
Preferred stock conversion price ( in dollar per share)	$ 1		$ 3.8095	$ 3.8095
Series B Preferred Stock | Series B Preferred Stock Purchase Agreement
Redeemable Convertible Preferred Stock
Number of shares issued in agreements (in shares)	17,452,411